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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
			MANAGEMENT INVESTMENT COMPANY

Investment Company Act file
number                              811-05216
-----------------------------------------------------------------

                           Elfun International Equity Fund
------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              3001, SUMMER STREET,STAMFORD, CONNECTICUT, 06905
-------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


GE ASSET MANAGEMENT,3001, SUMMER STREET,STAMFORD,CONNECTICUT, 06905
------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant"s telephone number, including area code: 800-242-0134
                                            ----------------------------


Date of fiscal year end: 12/31
                        ---------------------------

Date of reporting period: :  09/30/09
                          -------------------------



ITEM 1. SCHEDULE OF INVESTMENTS

                           ELFUN INTERNATIONAL EQUITY

 SCHEDULE OF INVESTMENTS (DOLLARS IN THOUSANDS) - SEPTEMBER 30, 2009 (UNAUDITED)

The securities information regarding holdings, allocations and other characteristics are presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Funds current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

                                                                        NUMBER OF
                                                                         SHARES                          VALUE
----------------------------------------------------------------------------------------------------------------------
COMMON STOCK - 98.8% +
----------------------------------------------------------------------------------------------------------------------

AUSTRALIA - 3.4%
Brambles Ltd.                                                            882,735                       $ 6,295
Paladin Energy Ltd.                                                      525,966                         2,089 (a)
Telstra Corporation Ltd.                                                 551,236                         1,591
                                                                                                         9,975

BRAZIL - 2.3%
Petroleo Brasileiro S.A. ADR                                              75,012                         2,949
Vale S.A.                                                                180,577                         3,704
                                                                                                         6,653

CANADA - 2.6%
Kinross Gold Corp.                                                        55,650                         1,210
Potash Corp of Saskatchewan Inc.                                          42,696                         3,863
Research In Motion Ltd.                                                   28,490                         1,921 (a)
Suncor Energy Inc.                                                        20,076                           700
                                                                                                         7,694

CHILE - 0.4%
Sociedad Quimica y Minera de Chile S.A. ADR (Series B)                    26,105                         1,021

CHINA - 0.8%
China Mobile Ltd.                                                        133,691                         1,302
China South Locomotive and Rolling Stock Corp.                         1,872,141                         1,087
                                                                                                         2,389

DENMARK - 0.3%
G4S PLC                                                                  248,038                           877

FINLAND - 0.5%
Nokia OYJ                                                                105,365                         1,548

FRANCE - 16.1%
Alstom S.A.                                                               13,747                         1,002
AXA S.A.                                                                 108,576                         2,936
BNP Paribas                                                              106,992                         8,539
Cie Generale d'Optique Essilor International S.A.                         86,516                         4,925
Credit Agricole S.A.                                                     267,931                         5,593
GDF Suez                                                                  24,984                         1,108
Groupe Danone                                                             76,532                         4,607
Schneider Electric S.A.                                                    5,750                           582
Total S.A.                                                                98,801                         5,864
Veolia Environnement                                                     140,877                         5,393
Vinci S.A.                                                                41,270                         2,332
Vivendi                                                                  151,217                         4,674
                                                                                                        47,555

GERMANY - 9.7%
Adidas AG                                                                 36,443                         1,927
Bayer AG                                                                  80,869                         5,597
Daimler AG (Regd.)                                                        28,825                         1,450
Deutsche Boerse AG                                                        31,474                         2,569
E.ON AG                                                                   78,200                         3,313
Linde AG                                                                  36,314                         3,932
Metro AG                                                                  44,362                         2,506
RWE AG                                                                     4,870                           452
Siemens AG (Regd.)                                                        62,811                         5,810
ThyssenKrupp AG                                                           33,472                         1,151
                                                                                                        28,707

HONG KONG - 1.1%
Esprit Holdings Ltd.                                                     345,371                         2,317
Sun Hung Kai Properties Ltd.                                              53,550                           790
                                                                                                         3,107

INDIA - 0.6%
Larsen & Toubro Ltd.                                                      53,952                         1,895

IRELAND - 1.0%
CRH PLC                                                                  107,720                         2,988

ITALY - 2.6%
ENI S.p.A.                                                               117,894                         2,943
Intesa Sanpaolo S.p.A.                                                   792,405                         3,501
Saipem S.p.A.                                                             40,399                         1,215
                                                                                                         7,659

JAPAN - 13.8%
Asahi Glass Company Ltd.                                                  93,000                           753
Daiichi Sankyo Company Ltd.                                               67,800                         1,403
Daikin Industries Ltd.                                                    25,000                           902
East Japan Railway Co.                                                    14,897                         1,075
Mitsubishi Estate Company Ltd.                                           238,946                         3,768
Mitsubishi Heavy Industries Ltd.                                         529,000                         2,009
Mitsubishi UFJ Financial Group Inc.                                      978,205                         5,266
Nintendo Company Ltd.                                                      2,399                           616
Nomura Holdings Inc.                                                     727,375                         4,493
Shiseido Company Ltd.                                                    185,881                         3,249
Sony Financial Holdings Inc.                                               1,229                         3,540 (a)
Sumitomo Metal Industries Ltd.                                         1,285,030                         3,172
Sumitomo Mitsui Financial Group Inc.                                      41,844                         1,463
The Bank of Yokohama Ltd.                                                484,007                         2,379
Toyota Motor Corp.                                                       120,382                         4,800
Yamada Denki Company Ltd.                                                 28,600                         1,942 (a)
                                                                                                        40,830

MEXICO - 0.4%
America Movil SAB de C.V. ADR (Series L)                                  25,072                         1,099

NETHERLANDS - 2.4%
Heineken N.V.                                                             35,444                         1,632
Koninklijke Ahold N.V.                                                   131,429                         1,579
Koninklijke Philips Electronics N.V.                                     164,091                         3,991
                                                                                                         7,202

RUSSIA - 0.2%
Mobile Telesystems OJSC ADR                                               11,727                           566

SINGAPORE - 0.5%
CapitaLand Ltd.                                                          502,500                         1,327

SOUTH AFRICA - 0.9%
MTN Group Ltd.                                                           169,598                         2,734

SOUTH KOREA - 2.1%
KB Financial Group Inc.                                                   36,493                         1,874
Samsung Electronics Company Ltd.                                           6,210                         4,295
                                                                                                         6,169

SPAIN - 5.3%
Banco Santander S.A. (Regd.)                                             567,353                         9,122 (h)
Iberdrola S.A.                                                           293,134                         2,873
Telefonica S.A.                                                          134,571                         3,709
                                                                                                        15,704

SWEDEN - 0.6%
Hennes & Mauritz AB (Series B)                                            33,591                         1,881

SWITZERLAND - 10.7%
ABB Ltd. (Regd.)                                                         121,580                         2,437 (a)
Credit Suisse Group AG (Regd.)                                            68,121                         3,775
Nestle S.A. (Regd.)                                                      167,354                         7,122
Novartis AG (Regd.)                                                       78,652                         3,930
Roche Holding AG                                                          61,536                         9,933
Syngenta AG                                                               11,232                         2,577
Zurich Financial Services AG                                               8,043                         1,911
                                                                                                        31,685

TAIWAN - 1.8%
Taiwan Semiconductor Manufacturing Company Ltd.                        2,586,400                         5,189

UNITED KINGDOM - 18.7%
BG Group PLC                                                             216,397                         3,762
BHP Billiton PLC                                                         193,205                         5,278 (h)
BP PLC                                                                   271,781                         2,404
Diageo PLC                                                                42,984                           660
G4S PLC                                                                  492,020                         1,736
HSBC Holdings PLC                                                        623,033                         7,135
Lloyds Banking Group PLC                                               2,074,081                         3,440
National Grid PLC                                                        508,490                         4,912
Prudential PLC                                                           447,306                         4,303
Reckitt Benckiser Group PLC                                              128,918                         6,305
Rio Tinto PLC (Regd.)                                                    120,312                         5,135
Tesco PLC                                                                781,053                         4,992
The Capita Group PLC                                                     123,950                         1,432
Vodafone Group PLC                                                     1,671,485                         3,748
                                                                                                        55,242

TOTAL COMMON STOCK                                                                                     291,696
(COST $283,832)

----------------------------------------------------------------------------------------------------------------------
RIGHTS - 0.1%
----------------------------------------------------------------------------------------------------------------------

BNP Paribas                                                              106,992                           231 (a)

----------------------------------------------------------------------------------------------------------------------
OTHER INVESTMENTS - 0.0%*
----------------------------------------------------------------------------------------------------------------------

GEI Investment Fund                                                                                         94 (j)
(COST $141)

TOTAL INVESTMENTS IN SECURITIES                                                                        292,021
(COST $283,973)

----------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 0.6%
----------------------------------------------------------------------------------------------------------------------

GE Money Market Fund Institutional Class
0.06%                                                                                                    1,830 (d,p)
(COST $1,830)

TOTAL INVESTMENTS                                                                                      293,851
(COST $285,803)

OTHER ASSETS AND LIABILITIES, NET - 0.5%                                                                 1,510

                                                                                                     ----------
NET ASSETS  - 100.0%                                                                                 $ 295,361
                                                                                                     ==========


----------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
----------------------------------------------------------------------------------------------------------------------

The Elfun International Equity had the following short futures contracts open at September 30, 2009 (unaudited):


                                                                                       UNREALIZED
                                                        NUMBER OF       CURRENT       APPRECIATION/
DESCRIPTION                         EXPIRATION DATE     CONTRACTS    NOTIONAL VALUE  (DEPRECIATION)
---------------------------------------------------------------------------------------------------
DJ Euro Stoxx 50 Index Futures       December 2009          23          $ (961)           $  3
FTSE 100 Index Futures               December 2009           6            (489)              1
Topix Index Futures                  December 2009           4            (407)             14
                                                                                          ----
                                                                                          $ 18
                                                                                          ====

The Elfun International Equity was invested in the following sectors at September 30, 2009 (unaudited)

SECTOR                                                       PERCENTAGE (BASED ON MARKET VALUE)
-----------------------------------------------------------------------------------------------
Commercial Banks                                                                         16.52%
Pharmaceuticals                                                                           7.10%
Oil, Gas & Consumable Fuels                                                               7.05%
Metals & Mining                                                                           6.69%
Insurance                                                                                 4.32%
Multi-Utilities                                                                           4.04%
Food Products                                                                             3.99%
Chemicals                                                                                 3.88%
Industrial Conglomerates                                                                  3.34%
Semiconductors & Semiconductor Equipment                                                  3.23%
Wireless Telecommunication Services                                                       3.21%
Food & Staples Retailing                                                                  3.09%
Commercial Services & Supplies                                                            3.03%
Capital Markets                                                                           2.81%
Household Products                                                                        2.14%
Automobiles                                                                               2.13%
Electric Utilities                                                                        2.10%
Specialty Retail                                                                          2.09%
Real Estate Management & Development                                                      2.00%
Diversified Telecommunication Services                                                    1.80%
Healthcare Equipment & Supplies                                                           1.68%
Media                                                                                     1.59%
Construction & Engineering                                                                1.44%
Electrical Equipment                                                                      1.37%
Communications Equipment                                                                  1.18%
Personal Products                                                                         1.11%
Machinery                                                                                 1.05%
Construction Materials                                                                    1.02%
Diversified Financial Services                                                            0.87%
Beverages                                                                                 0.78%
Textiles Apparel & Luxury Goods                                                           0.66%
Short-Term                                                                                0.62%
Building Products                                                                         0.56%
Professional Services                                                                     0.49%
Energy Equipment & Services                                                               0.41%
Road & Rail                                                                               0.37%
Software                                                                                  0.21%
Other Investments                                                                         0.03%
                                                                                       --------
                                                                                        100.00%
                                                                                       ========


           NOTES TO SCHEDULES OF INVESTMENTS (DOLLARS IN THOUSANDS) -
                         September 30, 2009 (unaudited)

--------------------------------------------------------------------------------


(a)  Non-income producing security.

(b) Pursuant to Rule 144A of the Securities Act of 1933, these Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2009, these securities amounted to $4,859; $7,054; $23,986 and $13,387or 2.24%, 0.39%, 7.14% and 5.17%of net
     assets for the Elfun Diversified Fund, Elfun Tax-Exempt Income Fund, Elfun Income Fund and Elfun Money Market Fund respectively. These securities have been determined to be liquid using procedures established by the Board of Trustees.

(c) Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(d)  Coupon amount represents effective yield.

(e) State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

(f) Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.

(g) Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.

(h)  At  September  30, 2009,  all or a portion of this  security was pledged to
     cover  collateral  requirements  for  futures,   options,  forward  foreign
     currency contracts and/or TBA's.

(i) Variable or floating rate security. The stated rate represents the rate at September 30, 2009.

(j) GEAM, the investment adviser of the Fund, also serves as investment adviser of the Trust.

(k) Escrowed to maturity Bonds are collateralized by U.S. Treasury securities which are held in escrow by a trustee and used to pay principal and interest on such bonds.

(l) Pre refunded Bonds are collateralized by U.S. Treasury securities, which are held in escrow and are used to pay principal and interest on the tax-exempt issue and to retire the bonds at the earliest refunding date.

(m) The security is insured by AMBAC, MBIA, FSA or FGIC. The Elfun Tax-Exempt Fund had insurance concentrations of 5% or greater as of September 30, 2009 (as a percentage of net assets) as follows:

         AMBAC             9.81%
         FSA               9.31%

(n)  Treasury Inflation Protected Securities.

(o) Sponsored by SSgA Funds Management, Inc., an affiliate of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

(p) GEAM, the investment adviser of the Fund, also serves as investment adviser of the GE Money Market Fund.

(q) Illiquid Securities. At September 30, 2009, these securities amounted to $1,971 and $244 or 0.59% and 0.11% of net assets for the Elfun Income and Elfun Diversified Fund respectively. These securities have been determined to be illiquid using procedures established by the Board of Trustees.

(r) Coupon amount represents the coupon of the underlying mortgage securities on which monthly interest payments are based.


+    Percentages are based on net assets as of September 30, 2009.

*    Less than 0.1%

**   Amount is less than $500



Abbreviations:

ADR         American Depositary Receipt
AMBAC       AMBAC Indemnity Corporation
FGIC        Financial Guaranty Insurance Corporation
FSA         Financial Security Assurance
GDR         Global Depositary Receipt
MBIA        Municipal Bond Investors Assurance Corporation
REGD.       Registered
REIT        Real Estate Investment Trust
REMIC       Real Estate Mortgage Investment Conduit
SPDR        Standard & Poor's Depository Receipts
STRIPS      Separate Trading of Registered Interest and Principal of Security




SECURITY VALUATION AND TRANSACTIONS

The Fund's portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sales price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid as reported by an independent pricing service. Values obtained from pricing services are based on recent trading activity and other relevant information which may include market interest rate curves, referenced credit spreads and estimated prepayment rates where applicable. In the absence of a reliable price from such a pricing service, debt securities may be valued based on dealer supplied valuations or quotations. The Fund's written or purchased options are valued at the last sales price, or if no sales occurred that day, at the last reported bid price. Short-term investments with remaining maturities of sixty days or less at the time of purchase are valued on the basis of amortized cost, which approximates market value.

All assets and liabilities of the Fund that are initially expressed in foreign currency values will be converted into U.S. dollars at the WM/Reuters exchange rate computed at 11:00 a.m., Eastern time.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Fund's Board of Directors that are designed to establish its "fair" value. Those procedures require that the fair value of a security be established by the fair valuation committee. The fair valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment by the Fund in the appropriate circumstances. Examples of the types of securities that may be fair valued include: thinly traded or illiquid investments, high-yield securities or foreign securities.

Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occurring after the close of the portfolio security's primary market and before the close of regular trading on the NYSE. This independent fair value pricing service uses a computerized system to appraise affected securities and portfolios taking into consideration various factors and the fair value of such securities may be something other than the last available quotation or other market price.

GEAM may also separately monitor portfolio securities and, consistent with the Fund's fair value procedures, apply a different value to a portfolio security than would be applied had it been priced using market quotations or by an independent fair value pricing service.

Determining the fair value of securities involves the application of both subjective and objective considerations. Security values may differ depending on the methodology used to determine their values, and may differ from the last quoted sale or closing price. No assurance can be given that use of these fair value procedures will always better represent the price at which the Fund could sell the affected portfolio security.

Security transactions are accounted for as of the trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost for both financial statement and federal tax purposes.



Fair Value Disclosure.


The funds adopted Financial Accounting Standards Board Accounting Standards Codification 820-10, Fair Value Measurements (ASC 820-10). ASC 820-10 defines fair value, establishes a new framework for measuring fair value, and expands disclosures about fair value measurements. Broadly, the ASC 820-10 framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants.
ASC 820-10 establishes market or observable inputs as the preferred source of values, followed by assumptions based upon hypothetical transactions in the absence of market inputs.


The valuation techniques required by ASC 820-10 are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independentsources, while unobservable inputs reflect market assumptions based on the best information available in the circumstances. These two types of inputs create the following fair value hierarchy:


Level 1 - Quoted prices for identical investments in active markets.


Level 2 - Quoted prices for similar investments in active marekts; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable.


Level 3 - Significant inputs to the valuation model are unobservable.


Other financial instruments are derivative instruments that are not reflected in Total Investments, such as futures, forwards, swaps, and written options contracts, which are valued based on the unrealized appreciation/depreciation of the instrument.


The following tables present the funds' investments measured at fair value on a recurring basis at September 30, 2009:


Elfun International Equity Fund


		Level 1		Level 2		Level 3		Total
Investments in
   Securities	$293,755,955   $94,186           $           $293,850,141
other Financial
   Instruments  $18,073        $-	         $-	     $18,073




Derivatives Disclosure.


The Funds are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives.The Fund may use futures contracts to gain exposure to, or hedge against changes in the value of equities, interest rates or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker, either in cash or securities, an intitial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Fund.
Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss.With futures contracts, there is minimal counterparty credit risk to the Fund since futures contracts are exchange traded and the exchange's clearinghouse, as counterparty to all traded futures, guarantees the futures against default.

Show below are the derivative contracts entered into by the Fund, summarized by primary risk exposure.


Derivatives not               Liability Derivatives September 30, 2009
accounted for as he-                         Notional Value/
dging instruments         Balance            No.of Contracts     Fair
under FASB Statement 133  Sheet Location     Long/(Short)        Value

Elfun International Fund
Interest Rate Contracts	  payables, Net        (40,290)         18,073*
			  Assets - Unrealized
			  Appreciation/(Depreciation)


ITEM 2. CONTROLS AND PROCEDURES.

     (a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.


     (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.


     (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

     Separate certifications by the registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT


                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Elfun International Equity Fund

By:   /S/JAMES W.IRELAND
      James W.Ireland
      Trustee, President and Chief Executive Officer
      GE Asset Management Incorporated

Date:  November 24, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/JAMES W.IRELAND
      James W.Ireland
      Trustee, President and Chief Executive Officer
      GE Asset Management Incorporated

Date:  November 24, 2009


By:   /S/SCOTT RHODES
      Scott Rhodes
      Treasurer, Elfun Funds

Date:  November 24, 2009